QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-22129
                -------------------------------------------------
                       Investment Company Act file number


                     The Diamond Portfolio Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


          8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235
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               (Address of principal executive offices) (Zip code)


                          The Corporation Trust Company
          1209 Orange Street, Wilmington, New Castle County, DE 19801
      ---------------------------------------------------------------------
                     (Name and address of agent for service)

                                With copies to:

                                 John H. Lively
                          Husch Blackwell Sanders, LLP
                          4801 Main Street, Suite 1000
                             Kansas City, MO 64112
                                P.O. Box 219777
                           Kansas City, MO 64112-6777

                                   ###-##-####
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               Registrant's telephone number, including area code:

                         Date of fiscal year end: 10/31
                         -------------------------------

                      Date of reporting period: 07/31/2008
                      ------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Diamond Portfolio Large Cap Quality Growth Fund



QUARTERLY STATEMENTS OF INVESTMENTS  JULY 31, 2008 (UNAUDITED)
-----------------------------------------------------------------------

                 DIAMOND PORTFOLIO LARGE CAP QUALITY GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                                  July 31, 2008
                                   [unaudited]


       Number                                                                           % of              Market
     of Shares       Security Description                                           Total Investments     Value

                    COMMON STOCKS: 98.42%

                     ADVERTISING:                                                          3.47%
               1,020 Omnicom Group Inc.                                                                       $ 43,544
                                                                                                    -------------------
                                                                                                    -------------------

                     AEROSPACE:                                                            6.72%
                 700 Boeing Inc.                                                                                42,777
                 650 United Technologies                                                                        41,587
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                                84,364
                                                                                                    -------------------
                                                                                                    -------------------

                     BEVERAGES:                                                            3.45%
                 650 Pepsico Inc.                                                                               43,264
                                                                                                    -------------------
                                                                                                    -------------------

                     COMPUTERS:                                                            8.97%
               1,650 Cisco Sysytems, Inc.                                                                       36,283
               2,000 EMC Corp.                                                                                  30,020
               2,150 Oracle Corp.                                                                               46,289
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                               112,592
                                                                                                    -------------------
                                                                                                    -------------------

                     COSMETICS & TOILETRIES:                                               3.75%
                 720 Proctor & Gamble Co.                                                                       47,146
                                                                                                    -------------------
                                                                                                    -------------------

                     DRUG & MEDICAL:                                                      19.10%
                 720 Genzyme Corp.                                                                              55,188
                 850 Johnson & Johnson                                                                          58,199
                 500 Novartis AG ADR                                                                            29,675
                 850 Stryker Corp.                                                                              54,562
               1,500 UnitedHealth Group Inc.                                                                    42,120
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                               239,744
                                                                                                    -------------------
                                                                                                    -------------------

                     FINANCIAL:                                                            9.52%
                 860 American Express Co.                                                                       31,923
                 740 American International Group Inc.                                                          19,277
                 960 Bank of America Corp.                                                                      31,584
                 200 Goldman Sachs Group, Inc.                                                                  36,808
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                               119,592
                                                                                                    -------------------
                                                                                                    -------------------

                     FOOTWEAR:                                                             3.50%
                 750 Nike, Inc.                                                                                 44,010
                                                                                                    -------------------
                                                                                                    -------------------

                     INTERNET:                                                             3.61%
               1,800 Ebay, Inc.                                                                                 45,306
                                                                                                    -------------------
                                                                                                    -------------------

                     MANUFACTURING:                                                       12.91%
                 500 3M Co.                                                                                     35,195
               1,350 Coach Inc.                                                                                 34,439
                 700 Danaher Corp.                                                                              55,755
               1,300 General Electric Co.                                                                       36,777
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                               162,166
                                                                                                    -------------------
                                                                                                    -------------------

                     RETAIL:                                                              16.56%
               1,080 Best Buy Co., Inc.                                                                         42,898
               1,890 Staples Inc.                                                                               42,525
               2,800 Starbuck Corp.                                                                             41,132
                 700 Target Corp.                                                                               31,661
               1,450 Walgreen Co.                                                                               49,793
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                               208,009
                                                                                                    -------------------
                                                                                                    -------------------

                     TELECOMMUNICATIONS:                                                   6.86%
               1,290 AT&T Inc.                                                                                  39,745
               1,700 Nokia Corp. ADR                                                                            46,444
                                                                                                    -------------------
                                                                                                    -------------------
                                                                                                                86,189
                                                                                                    -------------------
                                                                                                    -------------------

                     TOTAL SECURITIES                                                     98.42%             1,235,926
                     CASH AND CASH EQUIVALENTS                                             1.58%                19,826
                                                                                    -------------   -------------------
                                                                                    -------------   -------------------
                     TOTAL INVESTMENTS                                                   100.00%             1,255,752
                                                                                    =============   ===================
                                                                                    =============   ===================


FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective
January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

Valuation Inputs:                                      Investment in Securities:
Level 1 - Quoted Prices                                                 $ 1,235,926
Level 2 - Other Significant Observable Inputs                                     -
Level 3 - Significant Unobservable Inputs                                         -
                                                       -----------------------------
                                                       -----------------------------
Total:                                                                  $ 1,235,926
                                                       -----------------------------
                                                       -----------------------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Diamond Portfolio Investment Trust
             -----------------------------



By:  /s/ Thomas M. Weary
     -------------------------------------
        Thomas M. Weary
        Principal Executive Officer


Date: 08-26-2008
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ Thomas M. Weary
     -------------------------------------
        Thomas M. Weary
        Principal Executive Officer



Date: 08-26-2008
      ------------------------------------



By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer


Date: 08-26-2008
      ------------------------------------